Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 2,545	$ 3,055
Accounts receivable	262	557
Inventory	302	415
Prepaid expenses	156	247
Other current assets	4	4
Total current assets	3,269	4,278
Loan fees, net	2	4
Right of use asset - operating leases	58	41
Oil and gas properties, net (full cost accounting method)	3,914	4,385
Other property and equipment, net	134	149
Accounts receivable - noncurrent		65
Total assets	7,377	8,922
Current liabilities
Accounts payable - trade	304	269
Accrued liabilities	255	164
Lease liabilities - operating leases - current	58	41
Lease liabilities - finance leases - current	58	61
Current maturities of long-term debt	101
Asset retirement obligation - current	75	75
Total current liabilities	851	610
Lease liabilities - finance leases - noncurrent	42	41
Long term debt, less current maturities	65
Asset retirement obligation - noncurrent	1,954	1,923
Total liabilities	2,912	2,574
Commitments and contingencies (Note 10)
Preferred stock, 25,000,000 shares authorized:
Series A Preferred stock, $0.0001 par value, 10,000 shares designated; 0 shares issued and outstanding
Common stock, $0.001 par value, authorized 100,000,000 shares, 10,680,050 and 10,658,775 shares issued and outstanding	11	11
Additional paid-in capital	58,304	58,293
Accumulated deficit	(53,850)	(51,956)
Total stockholders' equity	4,465	6,348
Total liabilities and stockholders' equity	$ 7,377	$ 8,922